Other Reserves (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Reserves Within Equity [Line Items]
Summary of Other Reserves Attributable to Royal Dutch Shell Plc Shareholders

Other reserves attributable to Royal Dutch Shell plc shareholders					$ million
	Merger reserve	Share premium reserve	Capital redemption reserve	Share plan reserve	Accumulated other comprehensive income	Total
At January 1, 2017	37,311	154	84	1,644	(27,895)	11,298
Other comprehensive income attributable to Royal Dutch Shell plc shareholders	—	—	—	—	5,851	5,851
Scrip dividends	(13)	—	—	—	—	(13)
Share-based compensation	—	—	—	(204)	—	(204)
At December 31, 2017	37,298	154	84	1,440	(22,044)	16,932
At January 1, 2016	3,398	154	84	1,658	(22,480)	(17,186)
Other comprehensive loss attributable to Royal Dutch Shell plc shareholders	—	—	—	—	(5,949)	(5,949)
Scrip dividends	(17)	—	—	—	—	(17)
Shares issued	33,930	—	—	—	—	33,930
Share-based compensation	—	—	—	(14)	534	520
At December 31, 2016	37,311	154	84	1,644	(27,895)	11,298
At January 1, 2015	3,405	154	83	1,723	(19,730)	(14,365)
Other comprehensive loss attributable to Royal Dutch Shell plc shareholders	—	—	—	—	(2,750)	(2,750)
Scrip dividends	(7)	—	—	—	—	(7)
Repurchases of shares	—	—	1	—	—	1
Share-based compensation	—	—	—	(65)	—	(65)
At December 31, 2015	3,398	154	84	1,658	(22,480)	(17,186)

Summary of Accumulated Other Comprehensive Income Attributable to Royal Dutch Shell Plc Shareholders

Accumulated other comprehensive income comprises the following:

Accumulated other comprehensive income attributable to Royal Dutch Shell plc shareholders							$ million
	Currency translation differences		Unrealised gains/(losses) on securities	Cash flow hedging gains/(losses)		Retirement benefits remeasurements	Total
At January 1, 2017	(13,831)		1,321	(144)		(15,241)	(27,895)
Recognised in other comprehensive income	4,513		796	(467)		1,467	6,309
Reclassified to income	610		(211)	(87)		—	312
Reclassified to the balance sheet	—		—	(18)		—	(18)
Tax on amounts recognised/reclassified	33		8	20		(863)	(802)
Total, net of tax	5,156		593	(552)		604	5,801
Share of joint ventures and associates	53		55	63		(1)	170
Other comprehensive income/(loss) for the period	5,209		648	(489)		603	5,971
Less: non-controlling interest	(113)		—	—		(7)	(120)
Attributable to Royal Dutch Shell plc shareholders	5,096		648	(489)		596	5,851
At December 31, 2017	(8,735)		1,969	(633)		(14,645)	(22,044)
At January 1, 2016	(12,940)		1,409	473		(11,422)	(22,480)
Recognised in other comprehensive income	(1,023)	[A]	(204)	(727)		(4,816)	(6,770)
Reclassified to income	(277)		1	(939)		—	(1,215)
Reclassified to the balance sheet	—		—	1,044	[B]	—	1,044
Tax on amounts recognised/reclassified	(21)		(11)	5		999	972
Total, net of tax	(1,321)		(214)	(617)		(3,817)	(5,969)
Share of joint ventures and associates	(154)		126	—		—	(28)
Other comprehensive loss for the period	(1,475)		(88)	(617)		(3,817)	(5,997)
Less: non-controlling interest	50		—	—		(2)	48
Attributable to Royal Dutch Shell plc shareholders	(1,425)		(88)	(617)		(3,819)	(5,949)
Reclassification in respect of shares held in trust	534		—	—		—	534
At December 31, 2016	(13,831)		1,321	(144)		(15,241)	(27,895)
At January 1, 2015	(5,931)		2,112	458		(16,369)	(19,730)
Recognised in other comprehensive income	(7,170)		(650)	698		6,338	(784)
Reclassified to income	47		(61)	(610)		—	(624)
Tax on amounts recognised/reclassified	2		4	(27)		(1,387)	(1,408)
Total, net of tax	(7,121)		(707)	61		4,951	(2,816)
Share of joint ventures and associates	2		4	(46)		—	(40)
Other comprehensive (loss)/income for the period	(7,119)		(703)	15		4,951	(2,856)
Less: non-controlling interest	110		—	—		(4)	106
Attributable to Royal Dutch Shell plc shareholders	(7,009)		(703)	15		4,947	(2,750)
At December 31, 2015	(12,940)		1,409	473		(11,422)	(22,480)

[A] Includes losses of $2,024 million arising on net investment hedges.

[B] Mainly relating to the acquisition of BG.

Parent [Member]
Disclosure Of Reserves Within Equity [Line Items]
Summary of Other Reserves

	$ million
	Merger reserve	Share premium reserve	Capital redemption reserve	Share plan reserve	Total
At January 1, 2017	234,244	154	84	1,091	235,573
Scrip dividends	(13)	—	—	—	(13)
Share-based compensation	—	—	—	(194)	(194)
At December 31, 2017	234,231	154	84	897	235,366
At January 1, 2016	200,331	154	84	1,105	201,674
Scrip dividends	(17)	—	—	—	(17)
Shares issued (see Note 15)	33,930	—	—	—	33,930
Share-based compensation	—	—	—	(14)	(14)
At December 31, 2016	234,244	154	84	1,091	235,573